Common Stock (Details) (USD $)	0 Months Ended				1 Months Ended																										3 Months Ended	12 Months Ended				0 Months Ended	9 Months Ended	0 Months Ended			1 Months Ended	3 Months Ended
	Sep. 21, 2012	Apr. 16, 2012	Dec. 20, 2011	Dec. 15, 2011	Apr. 30, 2012	Mar. 31, 2012	Oct. 31, 2011	Sep. 30, 2011	May 31, 2011	Apr. 30, 2011	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2008	Sep. 30, 2007	Aug. 31, 2007	Jul. 31, 2007	Mar. 31, 2007	Feb. 28, 2006	Jul. 31, 2005	Jan. 31, 2004	Dec. 31, 2003	Apr. 30, 2000	Mar. 31, 1999	Feb. 28, 1999	Dec. 31, 1998	Nov. 30, 1998	May 31, 1998	Mar. 31, 1997	Mar. 31, 2012	Dec. 31, 1996	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 20, 2011 Maximum [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 21, 2012 Common Stock [Member]	Apr. 16, 2012 Common Stock [Member]	Dec. 20, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]
Common Stock [Abstract]
Registration Statement, number of units offered							50,000,000
Registration Statement, offering price per unit							$ 0.1
Registration Statement, number of shares consisted in each unit							1
Common stock, par value per share																																	$ 0.001	$ 0.001	$ 0.001
Number of warrants consisted in each unit			1				1
Number of shares called by each warrant							1
Exercise price of the warrants			0.08				0.2
Warrant exercise period			18 months				2 years
Date from which warrants are exercisable			Dec. 20, 2011				Nov. 01, 2011
Warrant expiration date			Jun. 20, 2013				Oct. 31, 2013
Unit offering expire date							Jan. 20, 2013																	Apr. 30, 2000
Class of Stock [Line Items]
Number of shares to be issued under subscription agreement																																						135,000,000
Purchase price of shares to be issued under subscription agreement	$ 5,000,000
Issuance of common stock, shares												1,126,111																											1,316,000	8,000,000	1,671,000	625,217
Issuance of common stock, value		78,960	320,000																												37,513
Common stock subscription, cash commission as a percentage of funds received																																				8.00%	8.00%
Issuance of common stock, issuance costs																				110,000										4,842						25,600	48,000
Common stock subscription , maximum subscription																																					600,000
Advances for stock subscriptions						37,513																									37,513			20,000
Debt Conversion [Line Items]
Debt settled with common stock				218,754	18,000	119,454
Issuance of common stock for settlement of indebtedness				10,937,721	300,000	1,990,900
Accounts payable and accrued expenses						14,454																									14,454		254,974	400,644	354,755
Commission paid																															$ 8,800
Shares issued for services								150,000		450,000
Issuance of common stock, per share		$ 0.06	$ 0.04	$ 0.02	$ 0.06	$ 0.06		$ 0.16	$ 0.042		$ 0.4	$ 0.3	$ 0.3	$ 0.06	$ 0.1	$ 0.2	$ 0.2	$ 0.25	$ 0.5	$ 0.5	$ 0.05	$ 0.25	$ 0.25		$ 0.656	$ 0.81	$ 0.75	$ 0.75	$ 1.25	$ 1.0	$ 0.06	$ 0.001